UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2015

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global High-Income Opportunities FundSM
Investment portfolio
November 30, 2015
unaudited
Bonds, notes & other debt instruments 91.69% Corporate bonds & notes 59.32% Energy 10.11%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[1,2]	$109	$7
American Energy - Woodford LLC 12.00% 2020[1,3]	70	24
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	25	1
American Energy (Permian Basin) 7.125% 2020[1]	175	78
American Energy (Permian Basin) 7.375% 2021[1]	75	33
Chesapeake Energy Corp. 4.875% 2022	200	86
CONSOL Energy Inc. 5.875% 2022	500	330
Energy Transfer Partners, LP 5.875% 2024	500	461
Jupiter Resources Inc. 8.50% 2022[1]	175	74
NGPL PipeCo LLC 7.119% 2017[1]	575	510
NGPL PipeCo LLC 9.625% 2019[1]	25	22
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,6]	181	59
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,6]	187	56
Peabody Energy Corp. 6.00% 2018	450	106
Petróleos Mexicanos 8.00% 2019	25	28
Petróleos Mexicanos 5.50% 2021	55	58
Rice Energy Inc. 7.25% 2023[1]	175	153
Sabine Pass Liquefaction, LLC 5.625% 2021	400	389
Sabine Pass Liquefaction, LLC 5.75% 2024	200	186
Targa Resources Corp. 4.125% 2019	125	118
Targa Resources Partners LP 6.75% 2024[1]	75	72
Teekay Corp. 8.50% 2020	350	345
Teekay Corp. 8.50% 2020[1]	100	99
Weatherford International PLC 6.75% 2040	500	331
Williams Companies, Inc. 3.70% 2023	500	403
YPF Sociedad Anónima 8.50% 2025[1]	250	241
		4,270
Telecommunication services 10.01%
Digicel Group Ltd. 8.25% 2020	450	393
Digicel Group Ltd. 6.00% 2021[1]	400	359
Frontier Communications Corp. 6.25% 2021	200	172
Frontier Communications Corp. 10.50% 2022[1]	270	269
Frontier Communications Corp. 11.00% 2025[1]	265	260
Intelsat Luxembourg Holding Co. 6.75% 2018	200	132
LightSquared, Term Loan, 9.00% 2015[3,4,5,6,7]	117	117
LightSquared, Term Loan, 9.00% 2015[3,4,5,6,7]	44	44
MetroPCS Wireless, Inc. 6.25% 2021	125	128
MetroPCS Wireless, Inc. 6.625% 2023	125	129
Millicom International Cellular SA 4.75% 2020[1]	500	465
Millicom International Cellular SA 6.625% 2021[1]	200	195
Numericable Group SA 4.875% 2019[1]	300	300
Sprint Nextel Corp. 7.00% 2020	575	479
T-Mobile US, Inc. 6.731% 2022	100	104
American Funds Global High-Income Opportunities Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 10.25% 2016[1]	$375	$365
Wind Acquisition SA 7.375% 2021[1]	325	314
		4,225
Health care 8.15%
Centene Corp. 4.75% 2022	75	74
DJO Finco Inc. 8.125% 2021[1]	355	320
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	200	195
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	70	67
HCA Inc. 3.75% 2019	150	152
HealthSouth Corp. 5.75% 2024[1]	200	194
inVentiv Health Inc, Term Loan B4, 7.75% 2018[4,5,6]	150	150
inVentiv Health Inc. 9.00% 2018[1]	215	221
inVentiv Health Inc. 10.00% 2018	178	173
inVentiv Health Inc. 12.00% 2018[1,3]	287	264
Kinetic Concepts, Inc. 10.50% 2018	375	365
Kinetic Concepts, Inc. 12.50% 2019	125	121
Molina Healthcare, Inc. 5.375% 2022[1]	20	20
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	140	115
Quintiles Transnational Corp. 4.875% 2023[1]	235	237
Tenet Healthcare Corp., First Lien, 4.75% 2020	275	279
Tenet Healthcare Corp. 6.75% 2023	90	85
VPI Escrow Corp. 6.375% 2020[1]	275	253
VRX Escrow Corp. 6.125% 2025[1]	180	157
		3,442
Materials 7.62%
Aleris International, Inc. 7.625% 2018	126	109
ArcelorMittal 7.75% 2041	700	532
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	20	22
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	20	22
CEMEX Finance LLC 9.375% 2022	250	269
Chemours Co. 6.625% 2023[1]	220	166
Chemours Co. 7.00% 2025[1]	195	146
Cliffs Natural Resources Inc. 8.25% 2020[1]	500	411
First Quantum Minerals Ltd. 6.75% 2020[1]	354	232
First Quantum Minerals Ltd. 7.00% 2021[1]	254	163
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	430	299
JMC Steel Group Inc. 8.25% 2018[1]	550	376
LSB Industries, Inc. 7.75% 2019	150	130
Rayonier Advanced Materials Inc. 5.50% 2024[1]	270	201
Ryerson Inc. 11.25% 2018	167	139
		3,217
Consumer discretionary 7.23%
Burger King Corp. 6.00% 2022[1]	225	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	100	101
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	300	295
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	100	94
DISH DBS Corp. 4.25% 2018	200	200
Family Tree Escrow LLC 5.25% 2020[1]	25	26
Family Tree Escrow LLC 5.75% 2023[1]	50	52
Grupo Televisa, SAB 7.25% 2043	MXN2,000	102
Guitar Center, Inc. 9.625% 2020[1]	$125	99
American Funds Global High-Income Opportunities Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 10.625% 2023	$195	$137
Laureate Education, Inc. 10.00% 2019[1]	200	154
McClatchy Co. 9.00% 2022	500	471
MGM Resorts International 8.625% 2019	200	227
NCL Corp. Ltd. 5.00% 2018	250	257
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	125	112
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3]	75	67
PETsMART, Inc. 7.125% 2023[1]	75	76
Sotheby’s Holdings, Inc. 5.25% 2022[1]	200	193
Standard Pacific Corp. 5.875% 2024	150	158
		3,054
Industrials 7.04%
ADT Corp. 4.125% 2019	150	153
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	250	199
Brunswick Rail Finance Ltd. 6.50% 2017	250	129
Builders Firstsource 7.625% 2021[1]	100	107
CEVA Group PLC 7.00% 2021[1]	100	87
Corporate Risk Holdings LLC 9.50% 2019[1]	316	283
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	0	—
Hardwoods Acquisition Inc 7.50% 2021[1]	100	88
HD Supply, Inc. 5.25% 2021[1]	75	78
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	200	188
Navios Maritime Holdings Inc. 7.375% 2022[1]	200	151
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	204
Nortek Inc. 8.50% 2021	525	546
Ply Gem Industries, Inc. 6.50% 2022	400	389
R.R. Donnelley & Sons Co. 7.25% 2018	159	168
R.R. Donnelley & Sons Co. 7.875% 2021	50	52
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	200	150
		2,972
Financials 3.88%
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	15	15
ACE INA Holdings Inc. 4.35% 2045	30	30
BBVA Bancomer SA 6.50% 2021	200	217
CIT Group Inc. 5.00% 2017	225	232
CIT Group Inc. 3.875% 2019	100	100
Communications Sales & Leasing, Inc. 6.00% 2023[1]	150	142
Crescent Resources 10.25% 2017[1]	400	407
Icahn Enterprises Finance Corp. 6.00% 2020	150	155
iStar Financial Inc. 4.875% 2018	200	195
iStar Financial Inc., Series B, 9.00% 2017	125	132
		1,640
Information technology 3.60%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	300	308
First Data Corp. 8.75% 2022[1,3]	125	132
First Data Corp. 7.00% 2023[1]	200	203
Freescale Semiconductor, Inc. 5.00% 2021[1]	250	260
American Funds Global High-Income Opportunities Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
NXP BV and NXP Funding LLC 3.75% 2018[1]	$475	$479
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	140	139
		1,521
Utilities 1.68%
Comision Federal de Electricidad 4.875% 2021	225	234
Dynegy Finance Inc. 7.625% 2024	200	191
Emgesa SA ESP 8.75% 2021	COP300,000	97
NRG Energy, Inc. 6.625% 2023	$200	185
		707
Total corporate bonds & notes		25,048
Bonds & notes of governments & government agencies outside the U.S. 32.37%
Angola (Repulic of) 9.50% 2025[1]	335	336
Argentina (Republic of) 7.00% 2017	675	663
Armenia (Republic of) 7.15% 2025[1]	200	198
Brazil (Federal Republic of) 10.00% 2017	BRL1,000	245
Colombia (Republic of), Series B, 10.00% 2024	COP1,300,000	460
Colombia (Republic of), Series B, 6.00% 2028	310,000	79
Colombia (Republic of) Global 4.375% 2021	$450	461
Croatian Government 6.375% 2021	200	215
Dominican Republic 5.50% 2025	250	246
Dominican Republic 5.50% 2025[1]	200	197
Dominican Republic 7.45% 2044	300	313
Ethiopia (Republic of) 6.625% 2024[1]	300	282
Gabonese Republic 6.375% 2024[6]	200	172
Ghana (Republic of) 8.50% 2017	350	354
Ghana (Republic of) 10.75% 2030[1,6]	200	211
Hungarian Government, Series 25B, 5.50% 2025	HUF54,420	217
Indonesia (Republic of) 7.875% 2019	IDR5,640,000	401
Indonesia (Republic of) 4.125% 2025[1]	$200	194
Indonesia (Republic of) 8.375% 2034	IDR7,300,000	508
Iraq (Republic of) 5.80% 2028[6]	$700	511
Ivory Coast Governement 5.75% 2032[6,8]	350	317
Kenya (Republic of) 6.875% 2024[1]	400	366
Kenya (Republic of) 6.875% 2024	300	275
Kingdom of Jordan 6.125% 2026[1]	480	489
Malaysian Government, Series 0310, 4.498% 2030	MYR3,050	719
Malaysian Government, Series 0413, 3.844% 2033	200	43
Morocco Government 4.25% 2022	$300	296
Nigeria (Republic of) 6.375% 2023	450	423
Peru (Republic of) 2.75% 2026	€185	195
Philippines (Republic of) 4.95% 2021	PHP16,000	350
Polish Government, Series 0922, 5.75% 2022	PLN675	202
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR7,500	382
Sri Lanka (Republic of) 6.25% 2021	$250	245
Turkey (Republic of) 9.50% 2022	TRY1,500	501
Turkey (Republic of) 2.00% 2024[9]	622	204
Turkey (Republic of) 2.40% 2024[9]	1,225	415
Turkey (Republic of) 6.875% 2036	$425	478
United Mexican States Government Global, Series A, 5.125% 2020	120	132
United Mexican States Government Global, Series A, 4.00% 2023	200	204
United Mexican States Government, Series M20, 10.00% 2024	MXN7,000	537
American Funds Global High-Income Opportunities Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Zambia (Republic of) 8.50% 2024[1]	$475	$413
Zambia (Republic of) 8.97% 2027[1,6]	250	218
		13,667
Total bonds, notes & other debt instruments (cost: $44,177,000)		38,715
Convertible stocks 0.52% Industrials 0.52%	Shares
CEVA Group PLC, Series A-2, 2.321% convertible preferred[7,10]	231	119
CEVA Group PLC, Series A-1, 3.321% convertible preferred[7,10]	145	101
Total convertible stocks (cost: $428,000)		220
Common stocks 0.60% Industrials 0.13%
CEVA Group PLC[1,7,11]	107	55
Miscellaneous 0.47%
Other common stocks in initial period of acquisition		197
Total common stocks (cost: $586,000)		252
Short-term securities 3.79%	Principal amount (000)
General Electric Co. 0.09% due 12/1/2015	$1,200	1,200
Wal-Mart Stores, Inc. 0.12% due 12/14/2015[1]	400	400
Total short-term securities (cost: $1,600,000)		1,600
Total investment securities 96.60% (cost: $46,791,000)		40,787
Other assets less liabilities 3.40%		1,435
Net assets 100.00%		$42,222

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,567,000, which represented 36.87% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $546,000, which represented 1.29% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $437,000, which represented 1.04% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, convertible preferred	11/25/2015	$147	$101.24%
CEVA Group PLC, Series A-2, convertible preferred	11/25/2015	280	119.28
Total private placement securities		$ 427	$ 220.52%
American Funds Global High-Income Opportunities Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of November 30, 2015, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $1,579,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global High-Income Opportunities Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$24,887	$161	$25,048
Bonds & notes of governments & government agencies outside the U.S.	—	13,667	—	13,667
Convertible stocks	—	220	—	220
Common stocks	197	55	—	252
Short-term securities	—	1,600	—	1,600
Total	$197	$40,429	$161	$40,787
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$160
Gross unrealized depreciation on investment securities	(6,219)
Net unrealized depreciation on investment securities	(6,059)
Cost of investment securities	46,846

American Funds Global High-Income Opportunities Fund — Page 7 of 8

unaudited
Key to abbreviations and symbol
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-038-0116O-S49139	American Funds Global High-Income Opportunities Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2016